May 25, 2000

                           DREYFUS A BONDS PLUS, INC.

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                      DATED
                                 AUGUST 1, 1999
                            AS REVISED MARCH 9, 2000


     THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE THIRD SENTENCE OF THE FOURTH PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "MANAGEMENT ARRANGEMENTS":

     The Fund's portfolio managers, who comprise the Manager's Taxable Fixed -Income Committee, are Dominick DeAlto, Michael Hoeh, William Howarth, Roger King, John Koerber and Gerald E. Thunelius.


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     THE FOLLOWING  INFORMATION REPLACES ALL CONTRARY  INFORMATION  CONTAINED IN
THE  SECTIONS  OF THE  STATEMENT  OF  ADDITIONAL  INFORMATION  ("SAI")  ENTITLED
"DESCRIPTION   OF  THE  FUND",   "MANAGEMENT   OF  THE  FUND"  AND   "MANAGEMENT
ARRANGEMENTS":

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE FUND":

FUND OFFICERS

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment  Officer of the  Manager,  and an  officer  of other  investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary, and General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

Michael A. Rosenberg, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

Steven F. Newman, Assistant Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Robert R.  Mullery,  Assistant  Secretary.  Assistant  General  Counsel  of  the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 48 years old.

William McDowell, Assistant Treasurer. Senior Accounting Manager - Taxable Fixed
     Income of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.